Intangible Assets (Details) - USD ($)					6 Months Ended		12 Months Ended
	Nov. 15, 2017	Sep. 30, 2015	Sep. 22, 2015	Jun. 26, 2015	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Intangible Assets (Details) [Line Items]
Other assets					$ 20,202		$ 20,202
Total recorder cost of trademark					20,202		20,202	$ 30,201
Amortization expense					0	$ 346	6,380	72,294
Intangible asset							20,202	26,582
Intangible assets							0
Intangible asset								130,000
Goodwill								71,606
Domain Name [Member]
Intangible Assets (Details) [Line Items]
Purchase price				$ 20,000
Transaction costs				202
Other assets				$ 20,202
Trademark [Member]
Intangible Assets (Details) [Line Items]
Purchase price			$ 10,000
Total recorder cost of trademark			$ 10,000
Trademark renewal description			The trademark expired in 2021 and the Company submitted a renewal application for an additional 10 years.
Useful Life		174 months
Amortization expense					$ 0	$ 346	6,380	690
Intangible asset							0
Purchase price			$ 10,000
Trademark renewal description			The trademark expired in 2021 and could be renewed for an additional 10 years.
Intangible assets							0
WebTegrity [Member] | Customer List [Member]
Intangible Assets (Details) [Line Items]
Useful Life	3 years
Intangible assets								0
Assets acquired	$ 280,000
Impairment of goodwill and intangible assets								7,161
WebTegrity [Member] | Brand Name [Member]
Intangible Assets (Details) [Line Items]
Intangible assets							0	0
Assets acquired	130,000
WebTegrity [Member] | Goodwill [Member]
Intangible Assets (Details) [Line Items]
Intangible assets							$ 0	0
Impairment of goodwill and intangible assets								$ 430,000
Goodwill	$ 430,000